Note 15 - Acquired Intangible Assets, Net (Details) - Acquired Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets not subject to amortization:
Commodities trading right	$ (250,360)
Intangible assets subject to amortization:
Accumulated Amortization of Intangible Assets Subject to Amortization	(610,931)	$ (1,130,988)
Disposal of Intangible Assets Subject to Amortization		(3,149,842)
	2,400,825	8,268,235
	(610,931)	(1,130,988)
	(250,360)	(1,802,125)	$ 0
		(3,149,842)
	1,539,534	2,185,280
Completed Technology [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization		68,639
Accumulated Amortization of Intangible Assets Subject to Amortization		(27,187)
Impairment of Intangible Assets Subject to Amortization		(41,452)
		(27,187)
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	1,184,243	1,256,741
Accumulated Amortization of Intangible Assets Subject to Amortization	(610,931)	(362,522)
Net Carrying Amount of Intangible Assets Subject to Amortization	573,312	894,219
	(610,931)	(362,522)
Securities Consulting License And Related Trademarks [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization		5,570,082
Accumulated Amortization of Intangible Assets Subject to Amortization		(741,279)
Impairment of Intangible Assets Subject to Amortization		(1,760,673)
Disposal of Intangible Assets Subject to Amortization		(3,068,130)
		(741,279)
Commodity Trading Right [Member]
Intangible assets not subject to amortization:
Commodities trading right	1,216,582	1,372,773
Commodities trading right	(250,360)
Commodities trading right		(81,712)
Commodities trading right	$ 966,222	$ 1,291,061